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                        Supplement dated Oct. 17, 2006*
                             to the Prospectus for
       RiverSource Retirement Advisor 4 Advantage(SM) Variable Annuity/
         RiverSource Retirement Advisor 4 Select(SM) Variable Annuity/
  RiverSource Retirement Advisor 4 Access(SM) Variable AnnuityS-6504 A (6/06)

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The following sentence replaces the second sentence in the first paragraph under the "Optional Living Benefits - Guarantor Withdrawal for Life(SM) (GWB for LifeSM) Rider," at page 46 of the prospectus:

The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 68 or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).







S-6504-1 A (10-06)

*Valid until further notice.